Balance sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,725,702	$ 28,431,410
Prepaid expenses and other current assets	855,750	3,379,199
Grant and collaboration receivables, net	1,013,813	1,244,128
Total current assets	4,595,265	33,054,737
Fixed assets, net	8,280,037	10,795,507
Deposits and other assets	197,050	297,916
Total assets	13,072,352	44,148,160
Current liabilities:
Accounts payable and accrued expenses	7,023,971	13,049,454
Current portion of long-term debt	4,444,171	7,139,975
Deferred revenue	16,690,747	22,955,901
Total current liabilities	28,158,889	43,145,330
Deferred revenue, less current portion	741,667	16,448,656
Long-term debt, less current portion	438,810	4,549,332
Other long-term liabilities	2,549,719	4,229,617
Total liabilities	31,889,085	68,372,935
Commitments and contingencies (Note 12)
Stockholders' deficit:
Common stock, $0.001 par value. Authorized 216,666 shares; issued and outstanding 1,083 shares at December 31, 2011 and 4,526 shares at December 31, 2012	545	133
Additional paid-in capital	177,583,672	12,007,007
Accumulated deficit	(277,224,718)	(250,611,829)
Total stockholders' (deficit) equity	(99,640,501)	(238,604,689)
Total liabilities, convertible preferred stocks and stockholders' (deficit) equity	13,072,352	44,148,160
Series One convertible preferred stock
Current liabilities:
Preferred stock	62,263,852
Series Two convertible preferred stock
Current liabilities:
Preferred stock	18,182,129
Series Three convertible preferred stock
Current liabilities:
Preferred stock	377,787
Series A-G convertible preferred stock
Current liabilities:
Preferred stock		214,379,914
Series A convertible preferred stock
Current liabilities:
Preferred stock	0	750,000
Series B convertible preferred stock
Current liabilities:
Preferred stock	0	364,524
Series C convertible preferred stock
Current liabilities:
Preferred stock	0	14,117,089
Series D convertible preferred stock
Current liabilities:
Preferred stock	0	39,282,460
Series E convertible preferred stock
Current liabilities:
Preferred stock	0	49,048,047
Series E-2 convertible preferred stock
Current liabilities:
Preferred stock	0	26,509,451
Series F convertible preferred stock
Current liabilities:
Preferred stock	0	10,000,000
Series F-2 convertible preferred stock
Current liabilities:
Preferred stock	0	24,114,456
Series G convertible preferred stock
Current liabilities:
Preferred stock	$ 0	$ 50,193,887